Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($) interest_rate_swaps
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 1,186,349
Fair Value / Carrying Amount of Asset / (Liability)	$ (6,189)
Weighted-Average Remaining Term (Years)	3 years 11 months 12 days
Fixed interest rate	2.90%
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Principal Amount	$ 89,873
Fair Value / Carrying Amount of Asset / (Liability)	$ (11,418)
Weighted-Average Remaining Term (Years)	4 years 11 months 1 day
Fixed interest rate	3.80%
Interest rate swap agreements
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (17,607)
Derivative, Number of Instruments Held | interest_rate_swaps	2
Minimum | Interest rate swap agreements
Derivative [Line Items]
Debt instrument, basis spread on variable rate	0.30%
Maximum | Interest rate swap agreements
Derivative [Line Items]
Debt instrument, basis spread on variable rate	4.00%